Shareholder Report, Line Graph (Details) - USD ($)	6 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000048071
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class AAA
C000048073
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class C
C000048074
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class I
C000048072
Account Value [Line Items]
Line Graph and Table Measure Name	The Gabelli SRI Fund, Inc. - Class A
S&P 500 Index
Account Value [Line Items]
Account Value	$ 10,000	$ 35,098	$ 25,741	$ 21,165	$ 25,039	$ 19,261	$ 16,727	$ 16,045	$ 13,608	$ 11,473	$ 9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
S&P 500 Index
Account Value [Line Items]
Account Value	10,000	35,098	25,741	21,165	25,039	19,261	16,727	16,045	13,608	11,473	9,939
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	10,000	28,104	21,488	17,618	22,166	17,305	14,863	14,189	12,614	10,709	9,382
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	10,000	28,104	21,488	17,618	22,166	17,305	14,863	14,189	12,614	10,709	9,382
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	10,000	28,104	21,488	17,618	22,166	17,305	14,863	14,189	12,614	10,709	9,382
MSCI ACWI SRI Index
Account Value [Line Items]
Account Value	$ 10,000	$ 28,104	$ 21,488	$ 17,618	$ 22,166	$ 17,305	$ 14,863	$ 14,189	$ 12,614	$ 10,709	$ 9,382